Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases [Abstract]
Operating lease liabilities	¥ 5,512				$ 755
Operating lease right-of-use assets	5,124		¥ 7,575		$ 702
Operating lease costs	¥ 2,783	$ 381	¥ 2,902	¥ 3,737